SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
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NOTE 4 — SUBSEQUENT EVENT

In preparing the consolidated financial statement, management evaluated subsequent events through May 24, 2021, on which date the consolidated financial statement were available for issue.

Vimeo Inc.
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NOTE 16 — SUBSEQUENT EVENTS

In January 2021, Vimeo raised $300 million of equity capital via the sale of 6.2 million shares of Vimeo Class A Voting common stock for $200 million, or $32.41 per share, at a $5.2 billion pre-money valuation, and 2.8 million shares of Vimeo Class A Voting common stock for $100 million, or $35.35 per share, at a $5.7 billion pre-money valuation. Following the sale, IAC holds 88% of Vimeo’s total outstanding capital stock.

In January 2021, Vimeo repaid its outstanding related party debt to IAC in the amount of $99.5 million from the proceeds of the January 2021 primary equity raise described above, including accrued interest of $4.9 million.

On February 12, 2021, Vimeo, Inc. entered into a five-year $100 million revolving credit facility (the “Vimeo Credit Facility”), which, if applicable, would be guaranteed by Vimeo’s wholly-owned material domestic subsidiaries and is secured by substantially all assets of Vimeo and any guarantors, subject to certain exceptions. The annual commitment fee on undrawn funds is currently 20 basis points and is based on the consolidated net leverage ratio most recently reported. Borrowings under the Vimeo Credit Facility bear interest, at Vimeo’s option, at either a base rate or LIBOR, in each case plus an applicable margin, which is determined by reference to a pricing grid based on Vimeo’s consolidated net leverage ratio. The financial covenants require Vimeo to maintain a minimum liquidity of not less than $50.0 million until December 31, 2022, and, thereafter, at the end of each quarterly test period, a consolidated net leverage ratio of not more than 5.5 to 1.0. The Vimeo Credit Facility also contains customary affirmative and negative covenants, including covenants that would limit Vimeo’s ability to pay dividends or make distributions on or repurchase certain equity interests in the event a default has occurred or Vimeo’s consolidated net leverage ratio exceeds 4.0 to 1.0. At closing, there were no borrowings under the Vimeo Credit Facility.

In February 2021, Vimeo entered into a two-year cloud computing contract that replaces its current contract that expires in April 2021. The new contract expires in February 2023. The total commitment of the new contract is approximately $90.0 million.

In preparing these consolidated financial statements, management evaluated subsequent events through February 19, 2021, on which date the consolidated financial statements were available for issue.